Parent Company Only Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 85,544	$ 93,251	$ 72,155	$ 76,646	$ 53,160	$ 62,790
Other assets	2,879	2,512		3,415
Total assets	808,906	802,286		664,971
LIABILITIES AND STOCKHOLDERS' EQUITY
Total liabilities	693,773	688,974		598,732
Stockholders' equity:
Preferred stock	8,000	8,000		8,000
Common stock	95	95		58
Additional paid-in capital	97,480	97,469		55,303
Retained earnings	9,851	8,047		2,922
Unallocated Employee Stock Ownership Plan Shares	(401)	(401)
Treasury stock	(70)	(70)		(70)
Accumulated other comprehensive income	178	172		26
Total stockholders' equity	115,133	113,312	72,706	66,239	61,860	58,676
Total liabilities and stockholders' equity	808,906	802,286		664,971
Veritex Holdings, Inc.
ASSETS
Cash and cash equivalents		27,399		2,018	1,166
Investment in subsidiaries		93,897		72,579
Other assets		232		300
Total assets		121,528		74,897
LIABILITIES AND STOCKHOLDERS' EQUITY
Other liabilities		142		586
Other borrowings		8,074		8,072
Total liabilities		8,216		8,658
Stockholders' equity:
Preferred stock		8,000		8,000
Common stock		95		58
Additional paid-in capital		97,469		55,303
Retained earnings		8,047		2,922
Unallocated Employee Stock Ownership Plan Shares		(401)
Treasury stock		(70)		(70)
Accumulated other comprehensive income		172		26
Total stockholders' equity		113,312		66,239
Total liabilities and stockholders' equity		$ 121,528		$ 74,897